SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Concentration and Credit Risk (Details)					12 Months Ended
	Oct. 01, 2024 USD ($)	Oct. 01, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Concentration and Credit Risk [Abstract]
Concentration risk, maximum coverage limit	$ 102,000	$ 800,000	$ 64,000	$ 500,000
Revenue [Member] | Customer Concentration Risk [Member] | Customer A [Member] | Related Party [Member]
Concentration and Credit Risk [Abstract]
Concentration risk, percentage					64.20%	39.50%	81.50%
Operating Cost and Expenses [Member] | Supplier Concentration Risk [Member] | Supplier One [Member] | Related Party [Member]
Concentration and Credit Risk [Abstract]
Concentration risk, percentage					5.40%	11.30%	21.10%
Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member] | Related Party [Member]
Concentration and Credit Risk [Abstract]
Concentration risk, percentage					61.00%	96.60%